Income Taxes - Allocation of Income Tax Benefit/(Provision)(Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax benefit/(provision) applicable to:
Income/(loss) from continuing operations	$ (72)	$ (7)	$ (27)	$ 119	$ 596
Discontinued operations, before income taxes	$ 0	$ (33)	(730)	(64)	(32)
Accumulated other comprehensive income/(loss)			0	0	(16)
Deconsolidation and restructuring of CEOC and other			0	1,176	0
Additional paid-in capital			$ 0	$ 0	$ (15)